Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

8. ACCOUNTS RECEIVABLE, NET

The carrying amounts of accounts receivable of the Group are stated are as follows:

	As of December 31, (in thousands)
	2016	2017
Accounts receivable, gross	$48,568	$94,987
Allowance for doubtful accounts	(1,418)	(3,351)

Accounts receivable, net	$47,150	$91,636

The following table sets forth the Group’s allowance for doubtful accounts for the years ended 2015, 2016 and 2017.

	Balance at January 1, (in thousands)	Additional provision for bad debt, net of recoveries (in thousands)	Write-off of receivable balances (in thousands)	Balance at December 31, (in thousands)
2015	2,414	582	(1,822)	1,174
2016	1,174	1,615	(1,371)	1,418
2017	1,418	2,083	(150)	3,351